General, Description of Business and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
General, Description of Business and Basis of Presentation [Abstract]
General, Description of Business and Basis of Presentation

Note 1. General, Description of Business and Basis of Presentation

General

The accompanying interim consolidated financial statements do not include all the notes included in our annual financial statements and, therefore, should be read in conjunction with the consolidated financial statements and notes thereto for the year ended December 31, 2011 in our Annual report on Form 10-K, as amended. The accompanying interim consolidated financial statements include all normal recurring adjustments that, in the opinion of management, are necessary to present fairly our financial position at March 31, 2012, results of operations for the three months ended March 31, 2012 and 2011, changes in equity for the three months ended March 31, 2012 and cash flows for the three months ended March 31, 2012 and 2011.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Description of Business

Operations of our company are located in the United States and South America and are organized into domestic and international reportable segments.

Domestic includes natural gas development, production and gas management activities located in the Rocky Mountain (primarily Colorado, New Mexico, North Dakota and Wyoming) and Appalachian (Marcellus Shale) regions of the United States. We specialize in development and production from tight-sands and shale formations and coal bed methane reserves in the Piceance, San Juan, Powder River, Williston, Green River and Appalachian Basins. Associated with our commodity production are sales and marketing activities that include the management of various commodity contracts such as transportation, storage and related derivatives coupled with the sale of our commodity volumes.

International primarily consists of our ownership in Apco Oil and Gas International Inc. (“Apco”, NASDAQ listed: APAGF), an oil and gas exploration and production company with concessions primarily in Argentina.

The consolidated businesses represented herein as WPX Energy, Inc., also referred to herein as “WPX” or the “Company”, previously comprised substantially all of the exploration and production reportable segment of The Williams Companies, Inc. In these notes, WPX Energy, Inc. is at times referred to in the first person as “WPX”, “we”, “us” or “our”. The Williams Companies, Inc. and its affiliates, including Williams Partners L.P. (“WPZ”) are at times referred to collectively as “Williams”.

Separation from Williams

On February 16, 2011, Williams announced that its board of directors had approved pursuing a plan to separate Williams’ businesses into two stand-alone, publicly traded companies. As a result, WPX Energy, Inc. was formed to effect the separation. On November 30, 2011, the Board of Directors of Williams approved the spin-off of the Company. The spin-off was completed by way of a distribution on December 31, 2011.

Basis of Presentation

These financial statements are prepared on a consolidated basis. Prior to the separation from Williams, the financial statements were derived from the financial statements and accounting records of Williams using the historical results of operations and historical basis of the assets and liabilities of the entities contributed to us.

Discontinued operations

During the first quarter of 2012, our Board of Directors approved an agreement for the sale of our holdings in the Barnett Shale and the Arkoma Basin. As these assets are (1) currently held for sale; (2) expected to be eliminated from our ongoing operations; and (3) we do not expect to have any significant continuing involvement; we have reported the results of operations and financial position of Barnett and Arkoma operations as discontinued operations. The results of operations and financial position of our Arkoma operations were reported as discontinued operations during 2011 as we initiated a formal process to pursue the divestiture of those operations in the first quarter of 2011.

Unless indicated otherwise, the information in the Notes to Consolidated Financial Statements relates to continuing operations.

Note 1. Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies

Description of Business

Operations of our company are located in the United States and South America and are organized into Domestic and International reportable segments.

Domestic includes natural gas development, production and gas management activities located in the Rocky Mountain (primarily Colorado, New Mexico and Wyoming) and Appalachian regions of the United States. We specialize in natural gas production from tight-sands and shale formations and coal bed methane reserves in the Piceance, San Juan, Powder River, Green River and Appalachian Basins. During 2010, we acquired a company with a significant acreage position in the Williston Basin (Bakken Shale) in North Dakota, which is primarily comprised of crude oil. Associated with our commodity production are sales and marketing activities that include the management of various commodity contracts such as transportation, storage, and related derivatives coupled with the sale of our commodity volumes.

International primarily consists of our ownership in Apco Oil and Gas International Inc. (“Apco”, NASDAQ listed: APAGF), an oil and gas exploration and production company with concessions primarily in Argentina.

The consolidated businesses represented herein as WPX Energy, Inc., also referred to herein as “WPX” or the “Company”, previously comprised substantially all of the exploration and production reportable segment of The Williams Companies, Inc. In these notes, WPX Energy, Inc. is at times referred to in the first person as “WPX”, “we”, “us” or “our”. The Williams Companies, Inc. and its affiliates, including Williams Partners L.P. (WPZ) are at times referred to collectively as Williams.

On February 16, 2011, Williams announced that its Board of Directors had approved pursuing a plan to separate Williams’ businesses into two stand-alone, publicly traded companies. As a result, WPX Energy, Inc. was formed to effect the separation. In July 2011, Williams contributed to the Company its investment in certain subsidiaries related to its domestic exploration and production business, including its wholly-owned subsidiaries WPX Energy Holdings, LLC (formerly Williams Production Holdings, LLC) and WPX Energy Production, LLC (formerly Williams Production Company, LLC), as well as all ongoing operations of WPX Energy Marketing, LLC (formerly Williams Gas Marketing, Inc.). Additionally, Williams contributed and transferred to the Company its investment in certain subsidiaries related to its international exploration and production business, including its 69 percent ownership interest in Apco in October 2011. We refer to the collective contributions described herein as the “Contribution”.

On November 30, 2011, the Board of Directors of Williams approved the spin-off of the Company. The spin-off was completed by way of a pro rata distribution on December 31, 2011 of WPX common stock to Williams’ stockholders of record as of the close of business on December 14, 2011, the spin-off record date. Each Williams’ stockholder received one share of WPX common stock for every three shares of Williams common stock held by such stockholder on the record date. See Note 4 for further discussion of agreements entered at the time of the spin-off, including a separation and distribution agreement, a transition services agreement, an employee matters agreement and a tax sharing agreement, among others.

Basis of Presentation

These financial statements are prepared on a consolidated basis. Prior to the Contribution, the financial statements were derived from the financial statements and accounting records of Williams using the historical results of operations and historical basis of the assets and liabilities of the Contribution to WPX.

Management believes the assumptions underlying the financial statements are reasonable. However, the financial statements included herein may not necessarily reflect the Company’s results of operations, financial position and cash flows in the future or what its results of operations, financial position and cash flows would have been had the Company been a stand-alone company during the periods presented. Because a direct ownership relationship did not exist prior to the Contribution among the various entities that comprise the Company, Williams’ net investment in the Company, excluding notes payable to Williams, has been shown as Williams’ net investment within stockholder’s equity in the consolidated financial statements. In connection with the Contribution, we have reflected the amounts previously presented as owner’s net investment in excess of the par value of our common stock as additional paid-in capital. Transactions with Williams’ other operating businesses, which generally settle monthly, are shown as accounts receivable—Williams or accounts payable—Williams (see Note 4). Other transactions between the Company and Williams which are not part of the notes payable to Williams have been identified in the Consolidated Statement of Equity as net transfers with Williams (see Note 4).

Discontinued operations

On April 2, 2012, we announced that we had entered into an agreement to sell certain assets for $306 million in the Barnett Shale located in north central Texas, as well as our interests in the Arkoma Basin in southeastern Oklahoma. The transaction is subject to closing adjustments. These assets include interests in undeveloped acreage, producing wells, and pipelines. The properties represent less than five percent of our year-end 2011 proved domestic reserves and approximately five percent of total production. We have reported the results of operations and financial position of Barnett Shale and Arkoma operations as discontinued operations.

Additionally, the accompanying consolidated financial statements and notes include the results of operations of Williams’ former power business most of which was disposed in 2007 as discontinued operations. See Note 12 for a discussion of contingencies related to this discontinued power business.

Unless indicated otherwise, the information in the Notes to Consolidated Financial Statements relates to continuing operations.

Summary of Significant Accounting Policies

Principles of consolidation

The consolidated financial statements include the accounts of our wholly and majority-owned subsidiaries and investments. Companies in which we own 20 percent to 50 percent of the voting common stock, or otherwise exercise significant influence over operating and financial policies of the company, are accounted for under the equity method. All material intercompany transactions have been eliminated.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Significant estimates and assumptions which impact these financials include:

•	Impairment assessments of long-lived assets and goodwill;

•	Valuations of derivatives;

•	Hedge accounting correlations and probability;

•	Estimation of oil and natural gas reserves;

•	Assessments of litigation-related contingencies.

These estimates are discussed further throughout these notes.

Cash and cash equivalents

Our cash and cash equivalents balance includes amounts primarily invested in funds with high-quality, short-term securities and instruments that are issued or guaranteed by the U.S. government. These have maturity dates of three months or less when acquired.

Restricted cash

Restricted cash of our Domestic segment primarily consists of approximately $19 million in both 2011 and 2010 related to escrow accounts established as part of the settlement agreement with certain California utilities and is included in other noncurrent assets. Included in the separation and distribution agreement with Williams are indemnifications requiring us to pay to Williams any net asset (or receive any net liability) that result upon ultimate resolution of these matters. See Note 12. Additionally, our International segment holds approximately $8 million of restricted cash in 2011 associated with various letters of credit that is also classified in other noncurrent assets.

Accounts receivable

Accounts receivable are carried on a gross basis, with no discounting, less the allowance for doubtful accounts. We estimate the allowance for doubtful accounts based on existing economic conditions, the financial conditions of the customers and the amount and age of past due accounts. Receivables are considered past due if full payment is not received by the contractual due date. Past due accounts are generally written off against the allowance for doubtful accounts only after all collection attempts have been exhausted. A portion of our receivables are from joint interest owners of properties we operate. Thus, we may have the ability to withhold future revenue disbursements to recover any non-payment of joint interest billings.

Inventories

All inventories are stated at the lower of cost or market. Our inventories consist of tubular goods and production equipment for future transfer to wells of $39 million in 2011 and $42 million in 2010. Additionally, we have natural gas in storage of $34 million in 2011 and $31 million in 2010 primarily related to our gas management activities. Inventory is recorded and relieved using the weighted average cost method except for production equipment which is on the specific identification method. We recognized lower of cost or market writedowns on natural gas in storage of $10 million in 2011, $2 million in 2010 and $7 million in 2009.

Properties and equipment

Oil and gas exploration and production activities are accounted for under the successful efforts method. Costs incurred in connection with the drilling and equipping of exploratory wells are capitalized as incurred. If proved reserves are not found, such costs are charged to exploration expense. Other exploration costs, including geological and geophysical costs and lease rentals are charged to expense as incurred. All costs related to development wells, including related production equipment and lease acquisition costs, are capitalized when incurred whether productive or nonproductive.

Unproved properties include lease acquisition costs and costs of acquired unproved reserves. Individually significant lease acquisition costs are assessed annually, or as conditions warrant, for impairment considering our future drilling plans, the remaining lease term and recent drilling results. Lease acquisition costs that are not individually significant are aggregated by prospect or geographically, and the portion of such costs estimated to be nonproductive prior to lease expiration is amortized over the average holding period. The estimate of what could be nonproductive is based on our historical experience or other information, including current drilling plans and existing geological data. Impairment and amortization of lease acquisition costs are included in exploration expense in the Consolidated Statement of Operations. A majority of the costs of acquired unproved reserves are associated with areas to which we or other producers have identified significant proved developed producing reserves. Generally, economic recovery of unproved reserves in such areas is not yet supported by actual production or conclusive formation tests, but may be confirmed by our continuing development program. Ultimate recovery of unproved reserves in areas with established production generally has greater probability than in areas with limited or no prior drilling activity. If the unproved properties are determined to be productive, the appropriate related costs are transferred to proved oil and gas properties. We refer to unproved lease acquisition costs and costs of acquired unproved reserves as unproved properties.

Other capitalized costs

Costs related to the construction or acquisition of field gathering, processing and certain other facilities are recorded at cost. Ordinary maintenance and repair costs are expensed as incurred.

Depreciation, depletion and amortization

Capitalized exploratory and developmental drilling costs, including lease and well equipment and intangible development costs are depreciated and amortized using the units-of-production method based on estimated proved developed oil and gas reserves on a field basis or concession basis for our international properties. International concession reserve estimates are limited to production quantities estimated through the life of the concession. Depletion of producing leasehold costs is based on the units-of-production method using estimated total proved oil and gas reserves on a field basis. In arriving at rates under the units-of-production methodology, the quantities of proved oil and gas reserves are established based on estimates made by our geologists and engineers.

Costs related to gathering, processing and certain other facilities are depreciated on the straight-line method over the estimated useful lives.

Gains or losses from the ordinary sale or retirement of properties and equipment are recorded in other—net included in operating income (loss).

Impairment of long-lived assets

We evaluate our long-lived assets for impairment when events or changes in circumstances indicate, in our management’s judgment, that the carrying value of such assets may not be recoverable. When an indicator of impairment has occurred, we compare our management’s estimate of undiscounted future cash flows attributable to the assets to the carrying value of the assets to determine whether an impairment has occurred. If an impairment of the carrying value has occurred, we determine the amount of the impairment recognized in the financial statements by estimating the fair value of the assets and recording a loss for the amount that the carrying value exceeds the estimated fair value.

Proved properties, including developed and undeveloped, are assessed for impairment using estimated future undiscounted cash flows on a field basis. If the undiscounted cash flows are less than the book value of the assets, then a subsequent analysis is performed using discounted cash flows.

Costs of acquired unproved reserves are assessed for impairment using estimated fair value determined through the use of future discounted cash flows on a field basis and considering market participants’ future drilling plans.

Judgments and assumptions are inherent in our management’s estimate of undiscounted future cash flows and an asset’s fair value. Additionally, judgment is used to determine the probability of sale with respect to assets considered for disposal. These judgments and assumptions include such matters as the estimation of oil and gas reserve quantities, risks associated with the different categories of oil and gas reserves, the timing of development and production, expected future commodity prices, capital expenditures, production costs and appropriate discount rates.

Contingent liabilities

Owing to the nature of our business, we are routinely subject to various lawsuits, claims and other proceedings. We recognize a liability in our consolidated financial statements when we determine that it is probable that a loss has been incurred and the amount can be reasonably estimated. If we determine that a loss is probable but lack information on which to reasonably estimate a loss, if any, or if we determine that a loss is only reasonably possible, we do not recognize a liability. We disclose the nature of loss contingencies that are potentially material but for which no liability has been recognized.

Asset retirement obligations

We record an asset and a liability upon incurrence equal to the present value of each expected future asset retirement obligation (ARO). These estimates include, as a component of future expected costs, an estimate of the price that a third party would demand, and could expect to receive, for bearing the uncertainties inherent in the obligations, sometimes referred to as a market risk premium. The ARO asset is depreciated in a manner consistent with the depreciation of the underlying physical asset. We measure changes in the liability due to passage of time by applying an interest method of allocation. This amount is recognized as an increase in the carrying amount of the liability and as a corresponding accretion expense in lease and facility operating expense included in costs and expenses.

Goodwill

As a result of significant declines in forward natural gas prices during 2010, we performed an interim impairment assessment of our goodwill related to our domestic production reporting unit. As a result of that assessment, we recorded an impairment of goodwill of approximately $1 billion and no longer have any goodwill recorded on the consolidated balance sheet related to our domestic operations (see Note 16).

Judgments and assumptions are inherent in our management’s estimate of future cash flows used to determine the estimate of the reporting unit’s fair value.

Cash flows from revolving credit facilities

Proceeds and payments related to any borrowings under our credit facilities are reflected in the financing activities of the Consolidated Statement of Cash Flows on a gross basis.

Derivative instruments and hedging activities

We utilize derivatives to manage our commodity price risk. These instruments consist primarily of futures contracts, swap agreements, option contracts, and forward contracts involving short- and long-term purchases and sales of a physical energy commodity.

We report the fair value of derivatives, except for those for which the normal purchases and normal sales exception has been elected, on the Consolidated Balance Sheet in derivative assets and derivative liabilities as either current or noncurrent. We determine the current and noncurrent classification based on the timing of expected future cash flows of individual trades. We report these amounts on a gross basis. Additionally, we report cash collateral receivables and payables with our counterparties on a gross basis.

The accounting for the changes in fair value of a commodity derivative can be summarized as follows:

Derivative Treatment	Accounting Method
Normal purchases and normal sales exception	Accrual accounting
Designated in a qualifying hedging relationship	Hedge accounting
All other derivatives	Mark-to-market accounting

We may elect the normal purchases and normal sales exception for certain short- and long-term purchases and sales of a physical energy commodity. Under accrual accounting, any change in the fair value of these derivatives is not reflected on the balance sheet after the initial election of the exception.

For many of our existing commodity derivatives, we have also designated a hedging relationship. For a derivative to qualify for designation in a hedging relationship, it must meet specific criteria and we must maintain appropriate documentation. We establish hedging relationships pursuant to our risk management policies. We evaluate the hedging relationships at the inception of the hedge and on an ongoing basis to determine whether the hedging relationship is, and is expected to remain, highly effective in achieving offsetting changes in fair value or cash flows attributable to the underlying risk being hedged. We also regularly assess whether the hedged forecasted transaction is probable of occurring. If a derivative ceases to be or is no longer expected to be highly effective, or if we believe the likelihood of occurrence of the hedged forecasted transaction is no longer probable, hedge accounting is discontinued prospectively, and future changes in the fair value of the derivative are recognized currently in revenues or costs and operating expenses dependent upon the underlying hedge transaction.

For commodity derivatives designated as a cash flow hedge, the effective portion of the change in fair value of the derivative is reported in accumulated other comprehensive income (loss) (AOCI) and reclassified into earnings in the period in which the hedged item affects earnings. Any ineffective portion of the derivative’s change in fair value is recognized currently in revenues. Gains or losses deferred in AOCI associated with terminated derivatives, derivatives that cease to be highly effective hedges, derivatives for which the forecasted transaction is reasonably possible but no longer probable of occurring, and cash flow hedges that have been otherwise discontinued remain in AOCI until the hedged item affects earnings. If it becomes probable that the forecasted transaction designated as the hedged item in a cash flow hedge will not occur, any gain or loss deferred in AOCI is recognized in revenues at that time. The change in likelihood is a judgmental decision that includes qualitative assessments made by management.

Certain gains and losses on derivative instruments included in the Consolidated Statement of Operations are netted together to a single net gain or loss, while other gains and losses are reported on a gross basis. Gains and losses recorded on a net basis include:

•	Unrealized gains and losses on all derivatives that are not designated as hedges and for which we have not elected the normal purchases and normal sales exception;

•	The ineffective portion of unrealized gains and losses on derivatives that are designated as cash flow hedges;

•	Realized gains and losses on all derivatives that settle financially;

•	Realized gains and losses on derivatives held for trading purposes; and

•	Realized gains and losses on derivatives entered into as a pre-contemplated buy/sell arrangement.

Realized gains and losses on derivatives that require physical delivery, as well as natural gas derivatives which are not held for trading purposes nor were entered into as a pre-contemplated buy/sell arrangement, are recorded on a gross basis. In reaching our conclusions on this presentation, we considered whether we act as principal in the transaction; whether we have the risks and rewards of ownership, including credit risk; and whether we have latitude in establishing prices.

Product revenues

Revenues for sales of natural gas, natural gas liquids, and oil and condensate are recognized when the product is sold and delivered. Revenues from the production of natural gas in properties for which we have an interest with other producers are recognized based on the actual volumes sold during the period. Any differences between volumes sold and entitlement volumes, based on our net working interest, that are determined to be nonrecoverable through remaining production are recognized as accounts receivable or accounts payable, as appropriate. Our cumulative net natural gas imbalance position based on market prices as of December 31, 2011 and 2010 was insignificant. Additionally, natural gas revenues include hedge gains realized on production sold of $327 million in 2011, $333 million in 2010 and $615 million in 2009.

Gas management revenues and expenses

Revenues for sales related to gas management activities are recognized when the product is sold and physically delivered. Our gas management activities to date include purchases and subsequent sales to WPZ for fuel and shrink gas (see Note 4). Additionally, gas management activities include the managing of various natural gas related contracts such as transportation, storage and related hedges. The Company also sells natural gas purchased from working interest owners in operated wells and other area third party producers. The revenues and expenses related to these marketing activities are reported on a gross basis as part of gas management revenues and costs and expenses.

Charges for unutilized transportation capacity included in gas management expenses were $35 million in 2011, $44 million in 2010 and $18 million in 2009.

Capitalization of interest

We capitalize interest during construction on projects with construction periods of at least three months or a total estimated project cost in excess of $1 million. The interest rate used until June 30, 2011 was the rate charged to us by Williams through June 30, 2011, at which time our intercompany note with Williams was forgiven (see Note 4). We did not capitalize interest for the period from July 1, 2011 to mid November 2011. During November 2011, we began using the weighted average rate of our long-term notes payable which were issued in November 2011 (see Note 10).

Income taxes

Through the effective date of the spin-off, the Company’s domestic operations were included in the consolidated and combined federal and state income tax returns for Williams, except for certain separate state filings. The income tax provision has been calculated on a separate return basis for the Company and its consolidated subsidiaries, except for certain adjustments, such as alternative minimum tax calculated at the consolidated level by Williams, for which the ultimate expected benefit to the Company could not be determined until the date of deconsolidation. This allocation methodology results in the recognition of deferred assets and liabilities for the differences between the financial statement carrying amounts and their respective tax basis, except to the extent of deferred taxes on income considered to be permanently reinvested in foreign jurisdictions. Deferred tax assets and liabilities are measured using enacted tax rates for the years in which those temporary differences are expected to be recovered or settled.

Effective with the spin-off, certain state and federal tax attributes (primarily alternative minimum tax credits) have been allocated between Williams and the Company. Although the final allocation of these tax attributes cannot be determined until the consolidated tax returns for tax year 2011 are complete, which is expected in the third quarter of 2012, an estimate of the tax attributes allocated to the Company has been recorded in the 2011 financial statements as part of the Contribution.

Employee stock-based compensation

Until spin-off, certain employees providing direct service to us participated in Williams’ common-stock-based awards plans. The plans provided for Williams common-stock-based awards to both employees and Williams’ non-management directors. The plans permitted the granting of various types of awards including, but not limited to, stock options and restricted stock units. Awards were granted for no consideration other than prior and future services or based on certain financial performance targets.

Until spin-off, Williams charged us for compensation expense related to stock-based compensation awards granted to our direct employees. Stock based compensation was also a component of allocated amounts charged to us by Williams for general and administrative personnel providing services on our behalf.

In preparation for the spin-off, Williams’ Compensation Committee determined that all outstanding Williams equity-based compensation awards, whether vested or unvested, other than outstanding options issued prior to January 1, 2006 (Pre-2006 Options) would convert into awards with respect to shares of common stock of the company that continues to employ the holder following the spin-off. The Pre-2006 Options were converted into options covering both Williams and WPX common stock. The number of shares underlying each award and, with respect to options, the per share exercise price of each such award has been adjusted to maintain, on a post-spin-off basis, the pre-spin-off intrinsic value of such awards.

Stock options are valued at the date of award, which does not precede the approval date, and compensation cost is recognized on a straight-line basis, net of estimated forfeitures, over the requisite service period. The purchase price per share for stock options may not be less than the market price of the underlying stock on the date of grant. Stock options generally become exercisable over a three-year period from the date of grant and can be subject to accelerated vesting if certain future stock prices or specific financial performance targets are achieved. Stock options generally expire ten years after the grant.

Restricted stock units are generally valued at market value on the grant date and generally vest over three years. Restricted stock unit compensation cost, net of estimated forfeitures, is generally recognized over the vesting period on a straight-line basis.

Foreign exchange

Translation gains and losses that arise from exchange rate fluctuations applicable to transactions denominated in a currency other than the United States dollar are included in the results of operations as incurred.

Earnings (loss) per common share

Basic earnings (loss) per common share is based on the sum of the weighted-average number of common shares outstanding and vested restricted stock units. Diluted earnings (loss) per common share includes any dilutive effect of stock options and nonvested restricted stock units, unless otherwise noted. The impact of our stock issuance has been given effect to all periods presented. (see Note 6).

Accounting Standards Issued But Not Yet Adopted

In June 2011, the FASB issued Accounting Standards Update No. 2011-5, “Comprehensive Income (Topic 220) Presentation of Comprehensive Income” (ASU 2011-5). ASU 2011-5 requires presentation of net income and other comprehensive income either in a single continuous statement or in two separate, but consecutive, statements. ASU 2011-5 requires separate presentation in both net income and other comprehensive income of reclassification adjustments for items that are reclassified from other comprehensive income to net income. The new guidance does not change the items reported in other comprehensive income, nor affect how earnings per share is calculated and presented. We currently report net income in the Consolidated Statement of Operations and reports other comprehensive income in the Consolidated Statement of Equity. In December 2011, The FASB issued Accounting Standards Update No. 2011-12, “Comprehensive Income (Topic 220) Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” (ASU 2011-12). ASU 2011-12 defers the effective date for only the presentation requirements related to reclassifications in ASU 2011-5. During this deferral period, ASU 2011-12 states that we should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before ASU 2011-05. All other requirements in ASU 2011-05 are not affected by ASU 2011-12, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. Both ASU’s are effective beginning the first quarter of 2012, with retrospective application to prior periods. We will apply the new guidance for both ASUs beginning in 2012.